Aging of trade and other receivables – third parties (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables	$ 6,337	$ 7,607
Expected credit losses	(1,565)	(1,528)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,652	5,850
Expected credit losses	(111)	(130)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	86	205
Expected credit losses	(43)	(8)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	13	15
Expected credit losses	(7)	(9)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	16	42
Expected credit losses	(8)	(28)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,570	1,495
Expected credit losses	$ (1,396)	$ (1,353)